Organization and Principal Activities (Details) - Schedule of Major Subsidiaries	12 Months Ended
Dec. 31, 2023
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 26, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 08, 2013
Place of Incorporation	PRC
Percentage of Effective Ownership	84.89%
Principal Activities	Auto service
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 05, 2007
Place of Incorporation	PRC
Percentage of Effective Ownership	56.51%
Principal Activities	Auto eInsurance service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 22, 2012
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Holding company
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 11, 2009
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Technology services